Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.3%

BRAZIL — 5.9%
MercadoLibre, Inc. *	13,453	$31,438,854
NU Holdings Ltd., Class A *	2,064,134	33,046,785
		64,485,639
CANADA — 2.4%
Shopify, Inc., Class A *	174,832	25,981,784

CHINA — 15.7%
BeOne Medicines Ltd., Class H *	812,118	21,669,902
Contemporary Amperex Technology Co., Ltd., Class A	373,860	21,176,880
Horizon Robotics *	7,789,800	9,565,898
Kweichow Moutai Co., Ltd., Class A	80,500	16,339,170
Meituan, Class B *	1,716,690	22,932,864
PDD Holdings, Inc. ADR *	272,426	36,006,544
Tencent Holdings Ltd.	521,700	44,453,850
		172,145,108
FRANCE — 1.5%
Hermes International	6,639	16,325,564

GERMANY — 1.1%
BioNTech SE ADR *	124,441	12,272,371

INDIA — 1.2%
Titan Co., Ltd.	346,991	13,155,658

ITALY — 1.3%
Moncler SpA	239,403	14,089,665

NETHERLANDS — 6.2%
Adyen NV *	17,920	28,834,692
ASML Holding NV	40,225	39,226,900
		68,061,592
SINGAPORE — 4.0%
Sea Ltd. ADR *	246,294	44,020,127

SOUTH KOREA — 3.6%
Coupang, Inc. *	1,223,923	39,410,321

TAIWAN — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	723,000	31,405,549

UNITED STATES — 52.6%
Amazon.com, Inc. *	283,362	62,217,794
AppLovin Corp., Class A *	81,985	58,909,502
Atlassian Corp., Class A *	115,076	18,377,637
Cloudflare, Inc., Class A *	241,007	51,717,692
Datadog, Inc., Class A *	137,749	19,615,458
Dexcom, Inc. *	255,701	17,206,120
Duolingo, Inc. *	13,882	4,467,783
elf Beauty, Inc. *	137,729	18,246,338
Intuitive Surgical, Inc. *	49,989	22,356,580
Joby Aviation, Inc. *	722,826	11,666,412
Netflix, Inc. *	40,473	48,523,889
NVIDIA Corp.	337,470	62,965,153

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
Reddit, Inc., Class A *	115,391	$26,538,776
Rivian Automotive, Inc., Class A *	716,113	10,512,539
ROBLOX Corp., Class A *	282,051	39,069,705
Rocket Lab Corp. *	222,377	10,654,082
Samsara, Inc., Class A *	645,494	24,044,651
Spotify Technology SA *	58,830	41,063,340
Symbotic, Inc. *	241,624	13,023,534
Trade Desk, Inc. (The), Class A *	342,304	16,776,319
		577,953,304
TOTAL INVESTMENTS — 98.3%
(cost $544,062,906)		$1,079,306,682
Other assets less liabilities — 1.7%		19,027,722
NET ASSETS — 100.0%		$1,098,334,404

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$800,130,090	$279,176,592	$—	$1,079,306,682
Total	$800,130,090	$279,176,592	$—	$1,079,306,682

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.